UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22885
(Investment Company Act file number)

Broadview Funds Trust
(Exact name of registrant as specified in charter)

330 East Kilbourn Avenue, Suite 1475
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

(414) 918-3900
(Registrant's telephone number)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
(Name and Address of Agent for Service)

Date of fiscal year end:  September 30

Date of reporting period:  April 1, 2015 – June 30, 2015

Item 1. Schedule of Investments.

SCHEDULE of INVESTMENTS
BROADVIEW OPPORTUNITY FUND	June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (95.92%)
CONSUMER DISCRETIONARY (20.44%)
Automobiles & Components (3.50%)
Gentex Corp.	1,298,600	$21,323,012
Modine Manufacturing Co.(a)	235,922	2,531,443
Winnebago Industries, Inc.	247,415	5,836,520
		29,690,975
Hotels Restaurants & Leisure (1.43%)
Chuy's Holdings, Inc.(a)	452,200	12,114,438

Leisure Products (2.20%)
Black Diamond, Inc.(a)	317,989	2,938,218
Brunswick Corp.	125,950	6,405,817
Callaway Golf Co.	1,045,573	9,347,423
		18,691,458
Media (5.46%)
AMC Networks, Inc. - Class A(a)	70,200	5,745,870
Interpublic Group of Cos., Inc.	306,950	5,914,927
MDC Partners, Inc. - Class A	1,493,383	29,419,645
National CineMedia, Inc.	328,124	5,236,859
		46,317,301
Specality Retail (4.13%)
Hibbett Sports, Inc.(a)	371,600	17,309,128
Ulta Salon Cosmetics & Fragrance, Inc.(a)	27,700	4,278,265
Urban Outfitters, Inc.(a)	382,823	13,398,805
		34,986,198
Textiles, Apparel & Luxury Goods (3.72%)
Kate Spade & Co.(a)	122,628	2,641,407
Lululemon Athletica, Inc.(a)	197,400	12,890,220
Tumi Holdings, Inc.(a)	549,050	11,266,506
Vince Holding Corp.(a)	392,600	4,703,348
		31,501,481
ENERGY (1.85%)
Energy Equipment & Services (1.85%)
Superior Energy Services, Inc.	228,700	4,811,848
U.S. Silica Holdings, Inc.	248,136	7,285,273
Whiting Petroleum Corp.(a)	106,031	3,562,641
		15,659,762
FINANCIALS (15.78%)
Banks (11.53%)
CoBiz Financial, Inc.	1,071,496	14,004,453
Columbia Banking System, Inc.	328,738	10,697,135
First Horizon National Corp.	551,000	8,634,170
First Midwest Bancorp, Inc.	397,700	7,544,369
Glacier Bancorp, Inc.	122,600	3,606,892
Hancock Holding Co.	259,300	8,274,263
Hilltop Holdings, Inc.(a)	425,559	10,251,716
LegacyTexas Financial Group, Inc.	235,480	7,111,496
Renasant Corp.	361,544	11,786,334
Zions Bancorporation	499,500	15,851,632
		97,762,460
Thrifts & Mortgage Finance (4.25%)
Anchor BanCorp Wisconsin, Inc.(a)	115,800	4,398,084
MGIC Investment Corp.(a)	2,779,775	31,633,840
		36,031,924
HEALTH CARE (12.50%)
Biotechnology (1.66%)
Exact Sciences Corp.(a)	473,425	14,079,659

	Shares	Value
COMMON STOCKS (95.92%) (continued)
HEALTH CARE (12.50%) (continued)
Health Care Equipment & Supplies (1.56%)
NxStage Medical, Inc.(a)	924,725	$13,209,697

Health Care Providers & Services (5.76%)
Air Methods Corp.(a)	179,205	7,408,335
Hanger, Inc.(a)	355,050	8,322,372
HealthSouth Corp.	438,802	20,211,220
Select Medical Holdings Corp.	799,180	12,946,716
		48,888,643
Health Care Technology (1.29%)
Allscripts Healthcare Solutions, Inc.(a)	800,600	10,952,208

Life Sciences Tools & Services (2.23%)
PAREXEL International Corp.(a)	225,306	14,489,429
VWR Corp.(a)	165,050	4,411,786
		18,901,215
INDUSTRIALS (17.19%)
Aerospace & Defense (2.42%)
Hexcel Corp.	413,329	20,558,984

Air Freight & Logistics (0.87%)
UTi Worldwide, Inc.(a)	735,267	7,345,317

Building Products (1.74%)
Masco Corp.	553,800	14,769,846

Commercial Services & Supplies (2.21%)
Mobile Mini, Inc.	445,237	18,717,764

Electrical Equipment (1.17%)
Regal-Beloit Corp.	136,800	9,930,312

Machinery (4.07%)
Astec Industries, Inc.	278,400	11,642,688
Crane Co.	69,750	4,096,418
Kennametal, Inc.	199,900	6,820,588
Manitowoc Co., Inc.	331,100	6,489,560
Milacron Holdings Corp.(a)	8,500	167,280
Terex Corp.	168,000	3,906,000
Twin Disc, Inc.	76,300	1,422,232
		34,544,766
Professional Services (3.88%)
Kforce, Inc.	656,418	15,012,280
Robert Half International, Inc.	133,943	7,433,836
Towers Watson & Co. - Class A	83,100	10,453,980
		32,900,096
Trading Companies & Distribution (0.83%)
Stock Building Supply Holdings, Inc.(a)	357,880	6,996,554

INFORMATION TECHNOLOGY (22.72%)
Communication Equipment (2.63%)
Ciena Corp.(a)	544,600	12,896,128
F5 Networks, Inc.(a)	78,002	9,387,541
		22,283,669
Electrical Equipment & Services (2.44%)
Arrow Electronics, Inc.(a)	119,992	6,695,554
FEI Co.	168,484	13,972,378
		20,667,932
Internet Software & Services (2.12%)
HomeAway, Inc.(a)	147,900	4,602,648
Pandora Media, Inc.(a)	413,900	6,432,006
SciQuest, Inc.(a)	470,750	6,971,807
		18,006,461

	Shares	Value
COMMON STOCKS (95.92%) (continued)
INFORMATION TECHNOLOGY (22.72%) (continued)
IT Services (0.40%)
Heartland Payment Systems, Inc.	62,300	$3,367,315

Semiconductors & Semiconductor Equipment (4.26%)
Cree, Inc.(a)	284,900	7,415,947
Intersil Corp. - Class A	490,800	6,139,908
MKS Instruments, Inc.	286,100	10,854,634
Veeco Instruments, Inc.(a)	408,200	11,731,668
		36,142,157
Software (10.87%)
CommVault Systems, Inc.(a)	191,700	8,129,997
Fortinet, Inc.(a)	211,595	8,745,221
Infoblox, Inc.(a)	524,964	13,759,307
Informatica Corp.(a)	487,600	23,633,972
PROS Holdings, Inc.(a)	104,000	2,195,440
PTC, Inc.(a)	604,319	24,789,165
Qlik Technologies, Inc.(a)	311,284	10,882,489
		92,135,591
MATERIALS (5.44%)
Chemicals (0.88%)
Flotek Industries, Inc.(a)	592,200	7,420,266

Construction Materials (2.89%)
Summit Materials, Inc. - Class A(a)	17,600	448,800
Vulcan Materials Co.	286,800	24,071,124
		24,519,924
Containers & Packaging (0.30%)
Sealed Air Corp.	49,550	2,545,879

Metals & Mining (1.37%)
Allegheny Technologies, Inc.	384,958	11,625,732

TOTAL COMMON STOCKS
(COST $633,770,527)		813,265,984

SHORT-TERM SECURITY (3.96%)
MONEY MARKET FUND (3.96%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 7 Day Yield 0.040%	33,535,754	33,535,754

TOTAL SHORT-TERM SECURITY
(COST $33,535,754)		33,535,754

TOTAL INVESTMENTS (99.88%)
(COST $667,306,281)		846,801,738

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES (0.12%)		1,031,495

NET ASSETS 100.00%		$847,833,233

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments

Broadview Opportunity Fund	Notes to Quarterly Schedule of Investments

June 30, 2015

1. ORGANIZATION

Broadview Funds Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on September 9, 2013 as a Delaware statutory trust. The Trust currently offers one series, the Broadview Opportunity Fund (the “Fund”). The Fund is a diversified portfolio with an investment objective to seek capital appreciation.

On November 25, 2013, shareholders of the FMI Focus Fund, a series of FMI Funds, Inc. (the “Predecessor Fund”), approved a tax-free reorganization under which all assets and liabilities of the Predecessor Fund were transferred to the Fund, a series of the Trust, at the close of business on November 29, 2013. The Predecessor Fund commenced operations on December 16, 1996.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in financial statements. Actual results could differ from those estimates.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities sold short which are listed on a national securities exchange or the Nasdaq Stock Market but which were not traded on the valuation date are valued at the mean between the bid and the ask. Unlisted equity securities for which market quotations are readily available are valued at the last sale price or, if no sale price, the mean between the bid and the ask. Options purchased or written by the Fund are valued at the mean of the highest bid and lowest ask price of all the exchanges on which the option trades. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. As of June 30, 2015 there were no securities that were internally fair valued. Variable rate demand notes are recorded at par value which approximates market value. Short-term investments with maturities of 60 days or less are valued at amortized cost which approximates value. For financial reporting purposes, investment transactions are recorded on the trade date.

Securities Transactions and Related Investment Income — Securities transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined using the identified cost basis. Interest income which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 —	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended June 30, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2015:

Broadview Opportunity Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$813,265,984	$–	$–	$813,265,984
Short-Term Security	33,535,754	–	–	33,535,754
Total	$846,801,738	$–	$–	$846,801,738

*	See Schedule of Investments for industry classification.

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2015.

For the period ended June 30, 2015, the Fund did not have any unobservable inputs (Level 3) used in determining fair value.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

The amount of net unrealized appreciation and the cost of investment securities for tax purposes, including short-term securities, but excluding other financial instruments at June 30, 2015 are as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION
Broadview Opportunity Fund	$670,170,454	$209,588,332	$(32,957,048)	$176,631,284

The difference between book basis and tax basis net unrealized appreciation for the Broadview Opportunity Fund is primarily attributable to wash sales.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Broadview Funds Trust

By:	/s/ Richard E. Lane
Richard E. Lane, President
(Principal Executive Officer)
Date:	August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard E. Lane
Richard E. Lane, President
(Principal Executive Officer)
Date:	August 28, 2015

By:	/s/ Aaron J. Garcia
Aaron J. Garcia, Chief Financial Officer
(Principal Financial Officer)
Date:	August 28, 2015